COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2021 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	3.6%
BANKS	1.7%
GMAC Capital Trust I, 5.941% (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(a)		56,837	$1,513,569
PNC Financial Services Group, Inc./The, 6.125% to 5/1/22, Series P(b),(c)		300,657	7,862,181
US Bancorp, 6.50% to 1/15/22, Series F(b),(c)		1,323,000	34,252,470
Wells Fargo & Co., 5.85% to 9/15/23, Series Q(b),(c)		126,121	3,417,879

			47,046,099

ELECTRIC	0.6%
Integrys Holding, Inc., 6.00% to 8/1/23, due 8/1/73(b)		636,109	16,767,833

FINANCIAL—INVESTMENT BANKER/BROKER	0.4%
Morgan Stanley, 6.375% to 10/15/24, Series I(b),(c)		342,251	9,781,534

INSURANCE—MULTI-LINE	0.0%
Hartford Financial Services Group, Inc./The, 7.875% to 4/15/22, due 4/15/42(b)		46,931	1,241,325

PIPELINES	0.4%
Energy Transfer LP, 7.625% to 8/15/23, Series D(b),(c)		451,068	11,439,085

UTILITIES—GAS	0.2%
NiSource, Inc., 6.50% to 3/15/24, Series B(b),(c)		147,751	4,187,263

UTILITIES—ELECTRIC—FOREIGN	0.3%
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(b)		193,487	5,411,831
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (Canada)(b)		97,245	2,703,411

			8,115,242

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$98,306,909)			98,578,381

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	75.2%
BANKS	24.8%
Ally Financial, Inc., 4.70% to 5/15/26, Series B(b),(c)		$13,690,000	14,353,965
Bank of America Corp., 6.10% to 3/17/25, Series AA(b),(c)		21,971,000	24,687,165
Bank of America Corp., 6.25% to 9/5/24, Series X(b),(c)		28,507,000	31,518,052
Bank of America Corp., 6.30% to 3/10/26, Series DD(b),(c)		6,692,000	7,817,093
Bank of America Corp., 6.50% to 10/23/24, Series Z(b),(c)		33,353,000	37,688,890

	Principal Amount		Value
Bank of New York Mellon Corp./The, 3.70% to 3/20/26, Series H(b),(c)	$10,930,000		$11,475,953
Bank of New York Mellon Corp./The, 4.70% to 9/20/25, Series G(b),(c)	9,428,000		10,453,955
Capital One Financial Corp., 3.935% (3 Month US LIBOR + 3.80%), Series E (FRN)(a),(c)	10,000,000		10,024,201
Capital One Financial Corp., 3.95% to 9/1/26, Series M(b),(c)	10,773,000		11,123,122
Citigroup, Inc., 3.875% to 2/18/26(b),(c)	18,360,000		18,837,360
Citigroup, Inc., 4.00% to 12/10/25, Series W(b),(c)	4,130,000		4,277,854
Citigroup, Inc., 5.00% to 9/12/24, Series U(b),(c)	8,504,000		8,964,492
Citigroup, Inc., 5.90% to 2/15/23(b),(c)	22,388,000		23,549,937
Citigroup, Inc., 5.95% to 1/30/23(b),(c)	35,190,000		37,002,109
Citigroup, Inc., 5.95% to 5/15/25, Series P(b),(c)	8,951,000		9,868,478
Citigroup, Inc., 6.30% to 5/15/24, Series M(b),(c)	5,000,000		5,397,500
Citizens Financial Group, Inc., 4.00% to 10/6/26, Series G(b),(c)	7,500,000		7,650,000
CoBank ACB, 6.25% to 10/1/22, Series F(b),(c)	48,100	†	5,146,700
CoBank ACB, 6.25% to 10/1/26, Series I(b),(c)	1,300,000		1,462,500
Comerica, Inc., 5.625% to 7/1/25(b),(c)	8,562,000		9,546,630
Corestates Capital II, 0.776% (3 Month US LIBOR + 0.65%), due 1/15/27, 144A (FRN)(a),(d)	15,000,000		14,621,170
Corestates Capital III, 0.726% (3 Month US LIBOR + 0.57%), due 2/15/27, 144A (TruPS) (FRN)(a),(d)	12,281,000		11,977,786
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(b),(c),(d)	7,425,000		8,130,375
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(b),(c),(d)	8,000	†	864,000
First Maryland Capital II, 0.976% (3 Month US LIBOR + 0.85%), due 2/1/27, (FRN)(a)	10,000,000		9,747,295
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(b),(c)	21,274,000		21,422,918
Goldman Sachs Group, Inc./The, 3.80% to 5/10/26, Series T(b),(c)	9,130,000		9,335,425
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(b),(c)	3,520,000		3,875,168
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(b),(c)	7,752,000		8,343,090
JPMorgan Chase & Co., 3.599% (3 Month US LIBOR + 3.47%), Series I (FRN)(a),(c)	8,482,000		8,524,596
JPMorgan Chase & Co., 3.65% to 6/1/26, Series KK(b),(c)	24,060,000		24,315,637
JPMorgan Chase & Co., 3.926% (3 Month US LIBOR + 3.80%), Series Z (FRN)(a),(c)	19,886,000		19,983,299
JPMorgan Chase & Co., 6.00% to 8/1/23, Series R(b),(c)	5,766,000		6,101,149
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(b),(c)	16,170,000		17,615,194
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(b),(c)	42,085,000		46,504,977

		Principal Amount	Value
KeyCorp Capital I, 0.885% (3 Month US LIBOR + 0.74%), due 7/1/28, (TruPS) (FRN)(a)		$14,390,000	$13,689,458
PNC Financial Services Group, Inc./The, 3.804% (3 Month US LIBOR + 3.678%), Series O (FRN)(a),(c)		20,046,000	20,139,815
SVB Financial Group, 4.00% to 5/15/26, Series C(b),(c)		16,710,000	17,399,287
Truist Bank, 0.769% (3 Month US LIBOR + 0.650%), due 3/15/28 (FRN)(a)		20,003,000	19,531,865
Truist Bank, 4.00% (3 Month US LIBOR + 0.645%, Floor 4.00%), Series J (FRN)(a),(c)		1,366,000	1,386,858
Truist Financial Corp., 4.95% to 9/1/25, Series P(b),(c)		28,294,000	30,981,930
Wells Fargo & Co., 0.626% (3 Month US LIBOR + 0.500%), due 1/15/27 (FRN)(a)		12,920,000	12,477,056
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(b),(c)		56,098,000	58,272,639
Wells Fargo & Co., 5.875% to 6/15/25, Series U(b),(c)		5,000,000	5,675,000

			681,761,943

BANKS—FOREIGN	21.0%
Banco Santander SA, 4.75% to 11/12/26 (Spain)(b),(c),(e)		7,000,000	7,157,500
Banco Santander SA, 7.50% to 2/8/24 (Spain)(b),(c),(e),(f)		6,600,000	7,264,587
Bank of Montreal, 4.30% to 10/26/25, due 11/26/80 (Canada)(b)		19,300,000	16,328,734
Bank of Montreal, 4.80% to 8/25/24 (Canada)(b),(c)		6,000,000	6,413,370
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(b),(c)		10,660,000	11,712,675
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(b),(c),(e)		7,200,000	8,025,336
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(b),(c),(e),(f)		23,225,000	24,107,434
Barclays PLC, 7.875% to 9/15/22 (United Kingdom)(b),(c),(e),(f)		4,000,000	5,946,591
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(b),(c),(e)		8,800,000	9,982,500
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(b),(c),(d),(e)		5,100,000	5,564,967
BNP Paribas SA, 6.75% to 3/14/22, 144A (France)(b),(c),(d),(e)		13,200,000	13,600,092
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(b),(c),(d),(e)		9,000,000	10,537,785
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(b),(c),(d),(e)		17,400,000	19,478,343
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(b),(c),(d),(e)		17,000,000	19,210,170
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(b),(c),(e),(f)		29,400,000	30,655,968
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(b),(c),(d),(e)		31,610,000	34,296,850
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(b),(c),(d),(e)		5,000,000	5,531,530
Danske Bank A/S, 4.375% to 5/18/26 (Denmark)(b),(c),(e),(f)		6,400,000	6,534,432
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(b),(c),(e),(f)		12,500,000	12,933,750
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(b),(c),(e)		9,600,000	10,640,880

		Principal Amount	Value
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(b),(c),(e)		$7,000,000	$7,740,845
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(b),(c),(e)		7,400,000	8,282,450
ING Groep N.V., 6.75% to 4/16/24 (Netherlands)(b),(c),(e),(f)		4,800,000	5,298,000
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(b),(c),(e),(f)		18,800,000	19,498,495
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(b),(c),(e)		5,000,000	5,648,700
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(b),(c),(e)		5,600,000	6,523,238
Natwest Group PLC, 4.60% to 6/28/31 (United Kingdom)(b),(c),(e)		8,200,000	8,415,250
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)(b),(c),(e)		8,000,000	8,910,000
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(b),(c),(e)		7,551,000	8,939,818
Natwest Group PLC, 8.625% to 8/15/21 (United Kingdom)(b),(c),(e)		29,500,000	29,595,137
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(b),(c),(d),(e)		7,400,000	8,520,767
Royal Bank of Canada, 3.65% to 10/24/26, due 11/24/81 (Canada)(b)		25,000,000	20,057,711
Royal Bank of Canada, 4.50% to 10/24/25, due 11/24/80, Series 1 (Canada)(b)		21,150,000	18,059,042
Societe Generale SA, 4.75% to 5/26/26, 144A (France)(b),(c),(d),(e)		5,800,000	6,003,000
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(b),(c),(d),(e)		25,750,000	25,908,491
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(b),(c),(d),(e)		24,000,000	26,762,400
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(b),(c),(d),(e)		7,200,000	8,509,500
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)(b),(c),(d),(e)		19,400,000	20,131,283
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(b),(c),(d),(e)		17,800,000	19,388,472
Svenska Handelsbanken AB, 4.375% to 3/1/27 (Sweden)(b),(c),(e),(f)		3,000,000	3,194,655
Svenska Handelsbanken AB, 6.25% to 3/1/24, Series EMTN (Sweden)(b),(c),(e),(f)		4,600,000	5,075,433
UBS Group AG, 3.875% to 6/2/26, 144A (Switzerland)(b),(c),(d),(e)		7,000,000	7,072,800
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(b),(c),(d),(e)		11,050,000	12,148,867
UBS Group AG, 7.125% to 8/10/21 (Switzerland)(b),(c),(e),(f)		20,000,000	20,034,600

			575,642,448

ELECTRIC	1.7%
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(b),(c)		1,227,000	1,315,037

		Principal Amount	Value
Duke Energy Corp., 4.875% to 9/16/24(b),(c)		$8,790,000	$9,387,720
Southern Co./The, 3.75% to 6/15/26, due 9/15/51, Series 21-A(b)		11,198,000	11,424,759
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(b)		8,140,000	8,608,050
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series B(b)		15,433,000	15,751,964

			46,487,530

ELECTRIC—FOREIGN	1.7%
Electricite de France SA, 4.00% to 7/4/24 (France)(b),(c),(f)		5,000,000	6,377,840
Electricite de France SA, 5.25% to 1/29/23, 144A (France)(b),(c),(d)		8,650,000	9,099,800
Electricite de France SA, 6.00% to 1/29/26, Series EMTN (France)(b),(c),(f)		8,000,000	12,549,540
Emera US Finance LP, 0.833%, due 6/15/24, 144A (Canada)(d)		6,450,000	6,437,014
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		11,070,000	12,984,944

			47,449,138

FINANCIAL	6.5%
CREDIT CARD	0.8%
American Express Co., 3.55% to 9/15/26(b),(c)		17,210,000	17,339,075
American Express Co., 3.584% (3 Month US LIBOR + 3.428%), Series B (FRN)(a),(c)		5,590,000	5,630,609

			22,969,684

DIVERSIFIED FINANCIAL SERVICES	0.7%
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144A(b),(d)		5,035,000	5,241,458
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51, 144A(b),(d)		6,270,000	6,311,887
Depository Trust & Clearing Corp./The, 3.375% to 6/20/26, Series D, 144A(b),(c),(d)		6,500,000	6,625,937

			18,179,282

INVESTMENT BANKER/BROKER	5.0%
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(b),(c)		43,280,000	45,281,700
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(b),(c)		52,274,000	58,505,061
Charles Schwab Corp./The, 7.00% to 2/1/22(b),(c)		13,650,000	14,025,375

		Principal Amount		Value
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, due 2/1/27, 144A(d)		$3,000,000		$2,998,780
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, due 6/15/29, 144A(d)		5,000,000		4,987,500
Morgan Stanley, 3.736% (3 Month US LIBOR + 3.61%), Series H (FRN)(a),(c)		12,000,000		12,048,243

				137,846,659

TOTAL FINANCIAL				178,995,625

FOOD	0.1%
Dairy Farmers of America, Inc., 7.875%, 144A(c),(d),(g)		15,000	†	1,514,430

INSURANCE	12.7%
LIFE/HEALTH INSURANCE	4.5%
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(b),(c)		8,810,000		9,580,875
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(b)		18,477,000		19,967,431
Prudential Financial, Inc., 5.375% to 5/15/25, due 5/15/45(b)		6,062,000		6,699,531
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(b)		37,419,000		40,102,932
Prudential Financial, Inc., 5.875% to 9/15/22, due 9/15/42(b)		22,599,000		23,825,279
SBL Holdings, Inc., 6.50% to 11/13/26, 144A(b),(c),(d)		9,770,000		9,721,150
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(b)		12,564,000		13,307,349

				123,204,547

LIFE/HEALTH INSURANCE—FOREIGN	3.4%
Dai-ichi Life Insurance Co., Ltd., 5.10% to 10/28/24, 144A (Japan)(b),(c),(d)		17,450,000		19,282,250
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(b),(c),(f)		11,200,000		12,406,408
Hanwha Life Insurance Co., Ltd., 4.70% to 4/23/23, 144A (South Korea)(b),(c),(d)		4,000,000		4,184,893
Nippon Life Insurance Co., 5.00% to 10/18/22, due 10/18/42, 144A (Japan)(b),(d)		33,550,000		35,101,687
Prudential PLC, 4.875%, Series EMTN (United Kingdom)(c),(f)		3,800,000		3,957,126
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)(b),(d)		15,300,000		16,933,199

				91,865,563

MULTI-LINE	0.8%
Hartford Financial Services Group, Inc./The, 2.281% (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)(a),(d)		22,221,000		21,525,723

		Principal Amount	Value
PROPERTY CASUALTY	0.2%
Liberty Mutual Group, Inc., 3.625% to 5/23/24, due 5/23/59, 144A(b),(d)		$4,400,000	$5,453,070

PROPERTY CASUALTY—FOREIGN	3.4%
Athora Netherlands NV, 6.25% to 11/16/22 (Netherlands)(b),(c),(f)		8,100,000	8,582,760
Mitsui Sumitomo Insurance Co., Ltd., 7.00% to 3/15/22, due 3/15/72, 144A (Japan)(b),(d)		39,390,000	40,886,623
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(b),(c),(d)		8,700,000	9,570,000
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(b),(f)		13,600,000	15,528,820
QBE Insurance Group Ltd., 7.50% to 11/24/23, due 11/24/43, 144A (Australia)(b),(d)		7,690,000	8,670,475
Sompo Japan Insurance, Inc., 5.325% to 3/28/23, due 3/28/73, 144A (Japan)(b),(d)		8,650,000	9,227,344

			92,466,022

REINSURANCE	0.4%
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51, 144A(b),(d)		11,622,000	11,840,944

TOTAL INSURANCE			346,355,869

OIL & GAS—FOREIGN	1.0%
BP Capital Markets PLC, 4.25% to 3/22/27 (United Kingdom)(b),(c),(f)		6,000,000	8,956,415
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(b),(c)		18,387,000	19,674,090

			28,630,505

PIPELINES—FOREIGN	1.6%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		3,500,000	3,888,642
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		2,645,000	2,948,570
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		8,000,000	8,914,000
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		25,019,000	28,052,554

			43,803,766

		Principal Amount	Value
REAL ESTATE—RETAIL—FOREIGN	0.4%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)(b),(d)		$11,500,000	$12,294,009

TELECOMMUNICATION—COMMUNICATIONS— FOREIGN	0.4%
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (United Kingdom)(b),(f)		10,200,000	11,322,714

UTILITIES	3.3%
ELECTRIC	1.4%
Edison International, 5.375% to 3/15/26, Series A(b),(c)		11,020,000	11,192,187
Sempra Energy, 4.875% to 10/15/25(b),(c)		26,205,000	28,661,719

			39,853,906

ELECTRIC—FOREIGN	1.9%
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(b),(d)		40,860,000	47,262,967
Iberdrola International BV, 1.874% to 1/28/26, Series NC5 (Spain)(b),(c),(f)		3,100,000	3,819,761

			51,082,728

TOTAL UTILITIES			90,936,634

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$2,005,650,717)			2,065,194,611

CORPORATE BONDS	18.2%
COMMUNICATIONS—TOWERS	1.2%
SBA Communications Corp., 3.875%, due 2/15/27		19,700,000	20,341,629
SBA Communications Corp., 4.875%, due 9/1/24		12,376,000	12,544,066

			32,885,695

CONSUMER STAPLES	0.2%
7-Eleven, Inc., 0.80%, due 2/10/24, 144A(d)		5,580,000	5,581,483

ELECTRIC	3.2%
Dominion Energy, Inc., 1.45%, due 4/15/26, Series A		7,000,000	7,075,123
Dominion Energy, Inc., 2.715%, due 8/15/21		7,000,000	7,003,080
Dominion Energy, Inc., 3.071%, due 8/15/24		6,478,000	6,899,541
DTE Energy Co., 2.529%, due 10/1/24, Series C		5,900,000	6,195,112
Georgia Power Co., 2.20%, due 9/15/24, Series A		7,000,000	7,326,493
NextEra Energy Capital Holdings, Inc., 0.65%, due 3/1/23		13,000,000	13,049,845
NextEra Energy Capital Holdings, Inc., 2.75%, due 5/1/25		10,320,000	11,001,929

		Principal Amount	Value
Southern California Edison Co., 0.70%, due 4/3/23		$12,390,000	$12,436,912
Southern California Edison Co., 1.10%, due 4/1/24		15,250,000	15,373,106

			86,361,141

ENERGY	0.2%
East Ohio Gas Co./The, 1.30%, due 6/15/25, 144A(d)		4,270,000	4,323,268

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	2.3%
BGC Partners, Inc., 3.75%, due 10/1/24		7,000,000	7,458,895
BGC Partners, Inc., 4.375%, due 12/15/25		4,000,000	4,356,845
Ford Motor Credit Co. LLC, 3.37%, due 11/17/23		5,635,000	5,846,313
Ford Motor Credit Co. LLC, 3.375%, due 11/13/25		7,000,000	7,316,705
GE Capital International Funding Co. Unlimited Co., 3.373%, due 11/15/25		21,650,000	23,775,240
General Motors Financial Co., Inc., 1.25%, due 1/8/26		6,650,000	6,651,746
General Motors Financial Co., Inc., 1.135% (3 Month US LIBOR + 0.99%), due 1/5/23 (FRN)(a)		3,875,000	3,916,192
General Motors Financial Co., Inc., 1.457% (3 Month US LIBOR + 1.31%), due 6/30/22 (FRN)(a)		4,461,000	4,502,402

			63,824,338

INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.2%
General Electric Co., 3.45%, due 5/1/27		4,950,000	5,492,055

INSURANCE—LIFE/HEALTH INSURANCE	0.2%
SBL Holdings, Inc., 5.125%, due 11/13/26, 144A(d)		5,800,000	6,451,655

INTEGRATED TELECOMMUNICATIONS SERVICES	2.6%
AT&T, Inc., 0.90%, due 3/25/24		23,000,000	23,065,663
T-Mobile USA, Inc., 2.25%, due 2/15/26		6,420,000	6,501,020
T-Mobile USA, Inc., 2.625%, due 4/15/26		10,000,000	10,250,950
T-Mobile USA, Inc., 3.50%, due 4/15/25		5,000,000	5,443,475
Verizon Communications, Inc., 0.75%, due 3/22/24		10,200,000	10,251,632
Verizon Communications, Inc., 1.256% (3 Month US LIBOR + 1.10%), due 5/15/25 (FRN)(a)		16,525,000	17,018,257

			72,530,997

		Principal Amount	Value
REAL ESTATE	7.5%
DIVERSIFIED	0.4%
CTR Partnership LP/CareTrust Capital Corp., 3.875%, due 6/30/28, 144A(d)		$5,350,000	$5,495,333
National Retail Properties, Inc., 3.90%, due 6/15/24		3,760,000	4,064,746

			9,560,079

FINANCE	1.0%
CyrusOne LP/CyrusOne Finance Corp., 2.90%, due 11/15/24		5,000,000	5,283,225
Newmark Group, Inc., 6.125%, due 11/15/23		10,560,000	11,478,245
VEREIT Operating Partnership LP, 2.20%, due 6/15/28		2,725,000	2,815,677
VEREIT Operating Partnership LP, 4.875%, due 6/1/26		6,996,000	8,126,151

			27,703,298

HEALTH CARE	1.7%
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, due 8/1/26		1,600,000	1,644,488
Sabra Health Care LP, 4.80%, due 6/1/24		8,250,000	9,058,898
Sabra Health Care LP, 5.125%, due 8/15/26		8,433,000	9,592,903
Welltower, Inc., 3.625%, due 3/15/24		10,060,000	10,798,777
Welltower, Inc., 4.00%, due 6/1/25		6,344,000	7,032,280
Welltower, Inc., 4.50%, due 1/15/24		8,289,000	9,001,148

			47,128,494

HOTEL	0.1%
RLJ Lodging Trust LP, 3.75%, due 7/1/26, 144A(d)		3,150,000	3,197,628

NET LEASE	1.2%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, due 12/15/27, 144A(d)		5,000,000	4,977,229
Highwoods Realty LP, 3.625%, due 1/15/23		5,000,000	5,159,817
Realty Income Corp., 4.65%, due 8/1/23		6,143,000	6,596,135
VEREIT Operating Partnership LP, 3.40%, due 1/15/28		3,000,000	3,314,004

		Principal Amount	Value
VICI Properties LP/VICI Note Co., Inc., 3.50%, due 2/15/25, 144A(d)		$6,249,000	$6,377,761
WP Carey, Inc., 4.60%, due 4/1/24		6,860,000	7,487,990

			33,912,936

OFFICE	0.8%
Brandywine Operating Partnership LP, 3.95%, due 2/15/23		1,000,000	1,045,132
Corporate Office Properties LP, 5.00%, due 7/1/25		3,468,000	3,925,216
Kilroy Realty LP, 3.80%, due 1/15/23		7,004,000	7,277,022
SL Green Operating Partnership LP, 3.25%, due 10/15/22		8,190,000	8,433,197

			20,680,567

RESIDENTIAL	0.1%
ERP Operating LP, 4.625%, due 12/15/21		2,200,000	2,211,220

RETAIL	0.1%
Retail Opportunity Investments Partnership LP, 5.00%, due 12/15/23		3,000,000	3,245,700

SELF STORAGE	0.3%
CubeSmart LP, 4.00%, due 11/15/25		7,789,000	8,624,316

SHOPPING CENTERS	1.1%
COMMUNITY CENTER	0.8%
Weingarten Realty Investors, 3.375%, due 10/15/22		5,300,000	5,444,425
Weingarten Realty Investors, 3.50%, due 4/15/23		8,635,000	8,992,668
Weingarten Realty Investors, 3.85%, due 6/1/25		5,550,000	6,025,028
Weingarten Realty Investors, 4.45%, due 1/15/24		2,362,000	2,543,870

			23,005,991

REGIONAL MALL	0.3%
Brookfield Property REIT, Inc., 5.75%, due 5/15/26, 144A(d)		6,426,000	6,675,650

TOTAL SHOPPING CENTERS			29,681,641

SPECIALTY	0.7%
Equinix, Inc., 1.00%, due 9/15/25		6,000,000	6,000,705

		Principal Amount	Value
Equinix, Inc., 2.625%, due 11/18/24		$12,046,000	$12,702,968

			18,703,673

TOTAL REAL ESTATE			204,649,552

TELECOMMUNICATION	0.6%
COMMUNICATIONS	0.1%
QualityTech LP/QTS Finance Corp., 3.875%, due 10/1/28, 144A(d)		2,500,000	2,681,150

COMMUNICATIONS—FOREIGN	0.5%
Vodafone Group PLC, 2.625% to 5/27/26, due 8/27/80 (United Kingdom)(b),(f)		10,900,000	13,515,311

TOTAL TELECOMMUNICATION			16,196,461

TOTAL CORPORATE BONDS (Identified cost—$481,625,255)			498,296,645

		Shares
SHORT-TERM INVESTMENTS	2.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(h)		69,997,466	69,997,466

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$69,997,466)			69,997,466

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$2,655,580,347)	99.5%		2,732,067,103
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5		12,396,255

NET ASSETS	100.0%		$2,744,463,358

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	24,877,995	USD	29,493,236	8/3/21	$(18,272)
Brown Brothers Harriman	GBP	16,413,262	USD	22,654,980	8/3/21	(159,469)
Brown Brothers Harriman	GBP	3,551,654	USD	4,920,341	8/3/21	(16,461)
Brown Brothers Harriman	USD	29,508,536	EUR	24,877,995	8/3/21	2,972
Brown Brothers Harriman	USD	27,776,988	GBP	19,964,916	8/3/21	(25,737)
Brown Brothers Harriman	CAD	6,590,282	USD	5,265,208	8/4/21	(17,154)
Brown Brothers Harriman	CAD	61,698,061	USD	49,730,833	8/4/21	277,491
Brown Brothers Harriman	USD	54,780,554	CAD	68,288,343	8/4/21	(44,850)
Brown Brothers Harriman	CAD	68,396,275	USD	54,861,195	9/2/21	40,619
Brown Brothers Harriman	EUR	25,059,410	USD	29,738,628	9/2/21	(5,301)
Brown Brothers Harriman	GBP	19,823,691	USD	27,580,305	9/2/21	23,440

						$57,278

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Variable rate. Rate shown is in effect at July 31, 2021.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $619,190,945 which represents 22.6% of the net assets of the Fund, of which 0.1% are illiquid.

(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $503,070,916 or 18.3% of the net assets of the Fund.

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $237,560,640 which represents 8.7% of the net assets of the Fund, of which 0.0% are illiquid.

(g)	Security value is determined based on significant unobservable inputs (Level 3).
(h)	Rate quoted represents the annualized seven-day yield.

Country Summary	% of Net Assets
United States	61.4
United Kingdom	8.1
France	6.0
Canada	5.2
Japan	4.9
Switzerland	4.0
Netherlands	1.8
Italy	1.7
Australia	1.7
Spain	0.7
Norway	0.5
Other	4.0

100.0

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by the investment advisor to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value:
Electric	$16,767,833	$—	$16,767,833	$—
Other Industries	81,810,548	81,810,548	—	—
Preferred Securities—Capital Securities:
Food	1,514,430	—	—	1,514,430
Other Industries	2,063,680,181	—	2,063,680,181	—
Corporate Bonds	498,296,645	—	498,296,645	—
Short-Term Investments	69,997,466	—	69,997,466	—

Total Investments in Securities(a)	$2,732,067,103	$81,810,548	$2,648,742,125	$1,514,430	(b)

Forward Foreign Currency Exchange Contracts	$344,522	$—	$344,522	$—

Total Derivative Assets(a)	$344,522	$—	$344,522	$—

Forward Foreign Currency Exchange Contracts	$(287,244)	$—	$(287,244)	$—

Total Derivative Liabilities(a)	$(287,244)	$—	$(287,244)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.
(b)

Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities— Food
Balance as of April 30, 2021	$1,507,500
Change in unrealized appreciation (depreciation)	6,930

Balance as of July 31, 2021	$1,514,430

The change in unrealized appreciation (depreciation) attributable to securities owned on July 31, 2021 which were valued using significant unobservable inputs (Level 3) amounted to $6,930.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the three months ended July 31, 2021:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$89,281,123